Other current assets	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

9. Other current assets

Other current assets as of June 30, 2024 and March 31, 2024 consisted of the following:

	As of June 30, 2024	As of March 31, 2024
Deferred cost of sales	$4,234	$3,754
Value added tax (“VAT”) receivable	593	635
Advance payments	715	414
Other current assets	652	313
Total other current assets	$6,194	$5,116

9. Other current assets

Other current assets as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Deferred cost of sales	$3,754	$3,505
Value added tax (“VAT”) receivable	635	361
Advance payments	414	726
Other current assets	313	263
Total other current assets	$5,116	$4,855